Share Capital (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024 USD ($)	Feb. 21, 2023 ₪ / shares shares	Feb. 14, 2023 ₪ / shares shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid			2,042,935
Shares issued, value per share | ₪ / shares			₪ 18	₪ 18
Initial Public Offering				14,000,000
Value Of shares issued and fully paid | $		$ 290
Consolidation of registered share capital
Disclosure of classes of share capital [line items]
Reverse share split, terms	Reverse Share Split, which entailed the consolidation of its registered share capital in a 1:10 ratio. As a result, every ten pre-existing ordinary shares, which had a par value of 0.01 NIS, was merged into one ordinary share with a par value of 0.1 NIS.